SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Subsequent Events (Policies)	Sep. 30, 2025
December 31, 2024
Subsequent Events

Subsequent Events

The Company accounts for subsequent events in accordance with ASC 855, Subsequent Events. The Company evaluates events and transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued. Recognized subsequent events are those that provide additional evidence about conditions that existed at the balance sheet date and are recorded in the financial statements. Non-recognized subsequent events provide evidence about conditions that arose after the balance sheet date and are disclosed if material. The Company evaluated subsequent events through June 20, 2025, the date of this report.

September 30, 2025
Subsequent Events

Subsequent Events

The Company evaluates subsequent events in accordance with ASC 855, Subsequent Events. The Company assesses events occurring after the balance sheet date but before the financial statements are issued to determine whether such events should be recognized in the financial statements or disclosed in the notes. See Note 11.